Capital Structure, Common Stock Buybacks (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	4 Months Ended	8 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2023	Oct. 31, 2022	Aug. 31, 2022
Common stock buybacks [Abstract]
Authorized amount under share repurchase plan			$ 3,000			$ 3,000	$ 3,000
Repurchase of common stock (in shares)	0	1,427,753	1,862,038		264,813
Average price of repurchased shares (in dollars per share)		$ 2.09	$ 1.62		$ 2.54
Payments for repurchase of common stock		$ 2,987	$ 3,016	$ 6,003	$ 673